Results of Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012		May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013		May 31, 2012		May 31, 2011
Segment Reporting Information [Line Items]
Net Sales	$ 1,170,779	[1]	$ 843,736	[2]	$ 1,017,426	[3]	$ 1,046,714	[4]	$ 1,101,770	$ 773,643	$ 916,085	$ 985,918	$ 4,078,655	[5]	$ 3,777,416	[5]	$ 3,381,841	[5]
Income (Expense) Before Income Taxes													176,891	[6]	328,289	[6]	295,053	[6]
Interest (Expense), Net													(73,668)	[7]	(67,859)	[7]	(49,745)	[7]
EBIT													250,559	[8]	396,148	[8]	344,798	[8]
Total Assets	4,115,526								3,561,813				4,115,526		3,561,813		3,515,029
Capital Expenditures													91,367		71,615		39,826
Depreciation and Amortization													83,744		73,698		72,753
Industrial Reportable Segment
Segment Reporting Information [Line Items]
Net Sales													2,635,976		2,535,238		2,259,809
Income (Expense) Before Income Taxes													164,578	[6]	278,676	[6]	232,544	[6]
Interest (Expense), Net													(10,318)	[7]	(3,770)	[7]	(3,304)	[7]
EBIT													174,896	[8]	282,446	[8]	235,848	[8]
Total Assets	2,458,543								2,195,702				2,458,543		2,195,702		1,992,143
Capital Expenditures													50,025		47,529		29,687
Depreciation and Amortization													53,549		48,701		46,352
Consumer Segment
Segment Reporting Information [Line Items]
Net Sales													1,442,679		1,242,178		1,122,032
Income (Expense) Before Income Taxes													190,611	[6]	160,099	[6]	146,035	[6]
Interest (Expense), Net													(10)	[7]	18	[7]	63	[7]
EBIT													190,621	[8]	160,081	[8]	145,972	[8]
Total Assets	1,584,160								1,184,609				1,584,160		1,184,609		1,195,849
Capital Expenditures													35,081		17,156		9,665
Depreciation and Amortization													28,624		23,656		24,954
Corporate/Other
Segment Reporting Information [Line Items]
Income (Expense) Before Income Taxes													(178,298)	[6]	(110,486)	[6]	(83,526)	[6]
Interest (Expense), Net													(63,340)	[7]	(64,107)	[7]	(46,504)	[7]
EBIT													(114,958)	[8]	(46,379)	[8]	(37,022)	[8]
Total Assets	72,823								181,502				72,823		181,502		327,037
Capital Expenditures													6,261		6,930		474
Depreciation and Amortization													$ 1,571		$ 1,341		$ 1,447

[1]	For the quarter ended May 31, 2013, we recorded $23.9 million in restructuring expense, including $3.9 million in inventory markdowns. We also recorded bad debt for the remaining amount of our loan to Kemrock totaling $4.0 million and wrote off our remaining investment in Kemrock common stock and in Kemrock convertible debt for a combined loss of $18.5 million. Additionally, we reduced our estimated accrual for our agreement in principle with the GSA by $3.7 million. The combined impact of these items on net income and earnings per share for the fourth quarter was $30.0 million and $0.23 per share, respectively.
[2]	For the quarter ended February 28, 2013, we accrued a loss of $68.8 million for a proposed settlement between our Building Solutions Group and the General Services Administration ("GSA"). Additionally, net income was impacted by $1.6 million for the impact of a strategic repositioning of certain industrial segment operations in Brazil. The combined impact of these items on net income and earnings per share for the third quarter was $51.0 million and $0.40 per share, respectively.
[3]	For the quarter ended November 30, 2012, we wrote down our remaining investment in Kemrock, which impacted net income and earnings per share by $10.8 million and $0.09 per share, respectively.
[4]	For the quarter ended August 31, 2012, net sales and gross profit were reduced by $2.9 million and $5.4 million, respectively, for revised cost estimates on unprofitable contracts related to our industrial segment, and $5.6 million in exit costs associated with those activities that impacted pretax income. Additionally, we wrote down an investment in Kemrock totaling $40.3 million and recognized $5.0 million in bad debt from our loan to Kemrock. The combined impact on net income and earnings per share was $50.9 million and $0.38 per share, respectively.
[5]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[6]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
[7]	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
[8]	EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to corporate acquisitions, as opposed to segment operations. For that reason, we believe EBIT is also useful to investors as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, operating income as determined in accordance with GAAP, since EBIT omits the impact of interest and taxes in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness and ongoing tax obligations. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets' analysis of our segments' core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.